Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Trade and other payables

20.   Trade and other payables

Trade and other payables comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Payable to suppliers	200,999	147,512
Trade notes and bills payable	5,001	1,689
Total	206,000	149,201